UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Mr. Christian Pittard
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	10/31/06

Date of reporting period:	10/31/06

Item 1 – Reports to Stockholders

Invests primarily in Australian and Asian debt securities.

Annual Report

October 31, 2006

Letter to Shareholders

December 18, 2006

Dear Shareholder,

We present this Annual Report which covers the activities of Aberdeen Asia-Pacific Income Fund, Inc. (the “Fund”) for the year ended October 31, 2006. The Fund’s investment objective is to seek current income. The Fund may also achieve incidental capital appreciation.

As used in this report, the term “total investments” does not include securities purchased with cash collateral received as a result of securities on loan.

Net Asset Value Performance

The Fund’s total return based on net asset value (“NAV”) was 9.5% over the year ended October 31, 2006 and 9.3% per annum since inception, assuming the reinvestment of distributions.

Share Price Performance

The Fund’s share price increased by 5.9% over the year, from $5.76 on October 31, 2005 to $6.10 on October 31, 2006. The Fund’s share price on October 31, 2006 represented a discount of 5.6% to the NAV per share of $6.46 on that date, compared with a discount of 8.9% to the NAV per share of $6.32 on October 31, 2005. At the date of this letter, the share price was $6.25 representing a discount of 4.3% to the NAV per share of $6.53.

Asia: 42.0% of Total Investments Invested in Asian Debt Securities

As of October 31, 2006, the Fund held 42.0% of its total investments in Asian debt securities (including New Zealand). Of the Fund’s total investments, 27.9% were held in U.S. dollar denominated bonds issued by foreign issuers, bringing the Fund’s total U.S. dollar exposure to 37.5%.

Credit Quality: 78.6% of Total Investments Rated or Deemed Equivalent to A or Better

The credit quality of the Fund’s total investments has been maintained. As of October 31, 2006, 78.6% of the portfolio was invested in securities where either the issue or the issuer was rated A or better, or judged by Aberdeen Asset Management Asia Limited (the “Investment Manager”) to be of equivalent quality.

Distributions

Distributions to common shareholders for the twelve months ended October 31, 2006 totaled 42 cents per share. Based on the share price of $6.10 on October 31, 2006, the distribution rate over the twelve months then ended was 6.9%. Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit.

On December 13, 2006, the Board of Directors authorized a monthly distribution of 3.5 cents per share, payable on January 12, 2007 to all shareholders of record as of December 29, 2006.

The Board’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital. It is the Board’s intention that the monthly distribution of 3.5 cents per share be maintained for twelve months, beginning with the July 2006 distribution payment. This policy is subject

Aberdeen Asia-Pacific Income Fund, Inc.

Letter to Shareholders (concluded)

to regular review at the Board’s quarterly meetings, unless market conditions require an earlier evaluation. The next review is scheduled to take place in March 2007.

Portfolio Holdings Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund makes the information on Form N-Q available to shareholders on the Fund’s website or upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2006, is available: (i) upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465; and (ii) on the SEC’s website at http://www.sec.gov.

Quarterly Reports to Shareholders

In 2004, in an effort to reduce Fund expenses, the Fund discontinued the printing and mailing of quarterly reports to shareholders for the three-month periods ending January 31 and July 31, and instead posted such reports on the Fund’s website. The Board of Directors has determined that the Fund will no longer prepare formal quarterly reports for the periods ending January 31 and July 31, but, as noted above, shareholders will be able to obtain essential information about the Fund for such periods through the Fund’s reports on Form N-Q, available on the Fund’s website or upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465. Semi-annual and annual reports to shareholders will continue to be prepared and mailed to shareholders.

Investor Relations Information

For information about the Fund, daily updates of share price, NAV and details of distributions, please contact Aberdeen Asset Management Inc. by:

•	calling toll free on 1-800-522-5465 in the United States,

•	emailing InvestorRelations@aberdeen-asset.com, or

•	visiting the website at www.aberdeenfax.com.

For information about the Aberdeen Group, visit the Aberdeen website at www.aberdeen-asset.com.

Yours sincerely,

Martin Gilbert

President

All amounts are U.S. dollars unless otherwise stated.

Aberdeen Asia-Pacific Income Fund, Inc.

Your Board’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital.

The Fund is subject to U.S. corporate, tax and securities laws. Under U.S. tax accounting rules, the amount of distributable income for each fiscal period depends on the actual exchange rates during the entire year between the U.S. dollar and the currencies in which Fund assets are denominated and on the aggregate gains and losses realized by the Fund during the entire year.

Therefore, the exact amount of distributable income for each fiscal year can only be determined as of the end of the Fund’s fiscal year, October 31. However, under the U.S. Investment Company Act of 1940, the Fund may be required to indicate the sources of certain distributions to shareholders. This estimated distribution composition may vary from month to month because it may be materially impacted by future realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

The distributions for the fiscal year ended October 31, 2006 were comprised of 87% net investment income and 13% return of paid-in-capital.

In January 2007, a Form 1099-DIV will be sent to shareholders, which will state the amount and composition of distributions and provide information with respect to their appropriate tax treatment for the 2006 calendar year.

Aberdeen Asia-Pacific Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

We invite you to participate in the Fund’s Dividend Reinvestment and Cash Purchase Plan (the “Plan”) which allows you to automatically reinvest your distributions in shares of the Fund’s common stock at favorable commission rates. Distributions made under the Plan are taxable to the same extent as are cash distributions. The Plan also enables you to make additional cash investments in shares of at least $100 per transaction, with a maximum of $10,000 per month, and an aggregate annual limit of $120,000. Under this arrangement, The Bank of New York (the “Plan Agent”) will purchase shares for you on the American Stock Exchange or otherwise on the open market on or before the investment date. The investment date is the 15th day of each month, but if such date is not a business day, the preceding business day.

As a participant in the Plan, you will benefit from:

Automatic reinvestment - the Plan Agent will automatically reinvest your distributions, allowing you to gradually grow your holdings in the Fund;

Lower costs - shares are purchased on your behalf under the Plan at low brokerage rates. Brokerage on share purchases is currently 2 cents per share;

Convenience - the Plan Agent will hold your shares in non-certificated form and will provide a detailed plan account statement of your holdings at the end of each month.

To request a brochure containing information on the Plan, together with an enrollment form, please contact the Plan Agent, The Bank of New York, Shareholder Relations Department, P.O. Box 11258, Church Street Station, New York, NY 10286 or call toll free on 1-800-432-8224.

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager

Share Price Performance

On October 31, 2006, the Fund’s share price was $6.10, which represented a discount of 5.6% to the NAV per share of $6.46. As of December 18, 2006, the share price was $6.25, representing a discount of 4.3% to the NAV per share of $6.53.

Auction Market Preferred Stock (AMPS)

The Fund’s $600 million of AMPS continued to be well bid at the regular auctions. The average interest rate paid was 4.683% over the year ended October 31, 2006, compared with an interest rate of 4.8234% for 30-day U.S. commercial paper over the same period. These rates were higher than for the preceding year. The key driver of the increase in the AMPS interest rates was a general rise in market interest rates following the U.S. Federal Reserve’s tightening of monetary policy on six occasions by a cumulative 1.5% during the year ended October 31, 2006.

Over the year ended October 31, 2006, the impact of the AMPS on the net asset value attributable to common shareholders was positive. Bond movements made a negative contribution, as ongoing inflation concerns placed upward pressure on global bond yields. However, this negative effect was mitigated by the locking in of fixed rates on 80% of the AMPS, pursuant to the interest rate swap agreement referred to below, prior to the U.S. Federal Reserve commencing its current monetary policy tightening cycle. The Fund’s locking in of fixed rates on a portion of the AMPS has meant that the differential between the AMPS funding rates and the yields at which the Fund invests remained positive despite the rise in U.S. short term interest rates. Currency movements also made a positive contribution as the Australian dollar and most Asian currencies posted strong gains over the year.

These factors, in combination, produced a gain of 1.6% due to AMPS over the year ended October 31, 2006.

The Fund has entered into an interest rate swap agreement, based on an initial aggregate notional amount of $480,000,000, which represented 80% of the total AMPS outstanding. A portion of the interest rate swaps, with a nominal value of $96 million, expired on October 31, 2006. Upon expiration, the unhedged portion of the AMPS increased from a nominal value of $120 million to $216 million, and the coverage of the interest rate swaps decreased from 80% to 64% of the outstanding AMPS. Under the terms of the agreement as currently in effect, the Fund receives a floating rate of interest (one month USD-LIBOR BBA rate) and pays fixed rates of interest for the terms and based upon the notional amounts set forth below:

Remaining Term as of October 31, 2006	Amount (in $ Million)	Fixed Rate Payable (%)
48 months	96	4.055
24 months	144	3.540
12 months	144	3.160

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager (continued)

A significant risk associated with interest rate swaps is the risk that the counterparty may default or file for bankruptcy, in which case the Fund would bear the risk of loss of the amount expected to be received under the swap agreement. There can be no assurance that the Fund will have an interest rate swap in place at any given time nor can there be any assurance that, if an interest rate swap is in place, it will be successful in hedging the Fund’s interest rate risk with respect to the AMPS. The implementation of this strategy is at the discretion of the AMPS Hedging Committee of the Board of Directors.

PORTFOLIO COMPOSITION

Quality of Investments

As of October 31, 2006, 78.6% of the Fund’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Fund’s portfolio as of October 31, 2006, compared with the previous quarter and twelve months:

	AAA/Aaa	AA/Aa	A	BBB/Baa	BB/Ba*	B*
Date	%	%	%	%	%	%
October 31, 2006	52.7	3.4	22.5	7.1	13.2	1.1
July 31, 2006	53.7	2.5	23.9	7.0	11.5	1.4
October 31, 2005	56.0	2.2	22.1	7.0	10.7	2.0

* Below investment grade

Geographic Composition

The table below shows the geographical composition (i.e., with U.S. dollar denominated bonds issued by foreign issuers allocated into country of issuance) of the Fund’s total investments as of October 31, 2006, compared with the previous quarter and twelve months:

	Australia	Asia (including NZ)	United States	Canada*	Western Europe*
	%	%	%	%	%
October 31, 2006	48.2	42.0	9.4	0.0	0.4
July 31, 2006	49.6	42.4	6.3	0.0	1.7
October 31, 2005	46.8	41.5	6.4	0.4	4.9

* Denominated in A$ and NZ$

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager (concluded)

Currency Composition

The table below shows the currency composition of the Fund’s total investments as of October 31, 2006, compared with the previous quarter and twelve months:

	Australian Dollar	Asian Currencies (including NZ dollar)	US Dollar*
Date	%	%	%
October 31, 2006	37.6	24.9	37.5
July 31, 2006	41.1	28.9	30.0
October 31, 2005	45.3	17.4	37.3

* Includes U.S. dollar denominated bonds issued by foreign issuers: 27.9% on October 31, 2006, 27.7% on July 31, 2006, 27.4% on October 31, 2005.

Maturity Composition

As of October 31, 2006, the average maturity of the Fund’s total investments was 7.2 years, compared with 7.4 years at October 31, 2005. The following table shows the maturity composition of the Fund’s investments as of October 31, 2006, compared with the previous quarter and twelve months:

	Under 3 Years	3 to 5 Years	5 to 10 Years	10 Years & Over
Date	%	%	%	%
October 31, 2006	40.2	16.6	28.2	15.0
July 31, 2006	30.7	25.5	28.7	15.1
October 31, 2005	31.4	19.1	36.2	13.3

Aberdeen Asia-Pacific Income Fund, Inc.

Summary of Key Rates

The following table summarizes the movements of key interest rates and currencies from the previous quarter and twelve month period.

	October 31, 2006		July 31, 2006		October 31, 2005
Australia
90 day bank bills		6.38%		6.21%		5.65%
10 year bonds		5.66%		5.84%		5.48%
Australian Dollar		$0.77		$0.77		$0.75

Malaysia
90 day T-bills		3.55%		3.55%		2.82%
10 year bonds		3.98%		4.81%		4.18%
Malaysian Ringgit*	~~R~~	3.65	~~R~~	3.66	~~R~~	3.78

New Zealand
90 day bank bills		7.59%		7.51%		7.39%
10 year bonds		5.75%		5.85%		5.95%
New Zealand Dollar		$0.67		$0.62		$0.70

Philippines
90 day T-bills		5.73%		6.33%		6.16%
10 year bonds		7.61%		9.89%		11.71%
Philippines Peso*	(Peso)	49.84	(Peso)	51.47	(Peso)	54.89

Singapore
90 day T-bills		3.35%		2.91%		2.33%
10 year bonds		3.19%		3.51%		3.03%
Singapore Dollar*	S$	1.56	S$	1.58	S$	1.70

South Korea
90 day T-bills		4.57%		4.54%		3.72%
10 year bonds		4.91%		5.05%		5.49%
South Korean Won*	(Won)	942.20	(Won)	955.70	(Won)	1040.20

Thailand
90 day deposits		3.25%		3.25%		1.75%
10 year bonds		5.16%		5.49%		6.51%
Thai Baht*	~~B~~	36.72	~~B~~	37.84	~~B~~	40.80

US$ Bonds**
Hong Kong		5.18%		5.45%		4.95%
Malaysia		5.24%		5.57%		4.95%
Philippines		5.46%		6.05%		5.70%
South Korea		4.96%		5.20%		4.34%
*	These currencies are quoted Asian currency per U.S. dollar. The Australian and New Zealand dollars are quoted U.S. dollars per currency.
**	Sovereign issues.

Aberdeen Asset Management Asia Limited

December 2006

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments

As of October 31, 2006

Principal Amount (000)	Description	Moody’s Rating (unaudited)	S&P Rating (unaudited)	Value (US$)

LONG-TERM INVESTMENTS—121.3%
AUSTRALIA—54.8%
	Airservices Australia,
AUD 2,500	6.50%, 11/15/06	NR	AAA	$1,934,542
	ANZ Banking Corporation,
AUD 10,000	6.75%, 3/22/07(a)	A1	A+	7,755,517
AUD 6,500	6.50%, 5/21/09(a)	A1	A+	5,010,856
AUD 7,500	6.00%, 8/17/10(a)	A1	A+	5,680,706
AUD 12,000	6.25%, 5/23/11(a)	A1	A+	9,114,684
	Australia Postal Corporation,
AUD 22,000	6.00%, 3/25/09	NR	AAA	16,860,396
	BHP Finance Limited,
AUD 12,000	6.25%, 8/15/08	A1	A+	9,228,060
	CFS Gandel Retail Trust,
AUD 3,000	6.25%, 12/22/14	NR	A	2,241,550
	Commonwealth of Australia,
AUD 40,000	8.75%, 8/15/08	Aaa	AAA	32,299,077
AUD 158,000	7.50%, 9/15/09	Aaa	AAA	126,902,155
AUD 61,500	6.50%, 5/15/13(b)	Aaa	AAA	49,404,739
AUD 25,000	6.25%, 4/15/15	Aaa	AAA	20,037,106
AUD 41,650	6.00%, 2/15/17	Aaa	AAA	33,059,671
	Commonwealth Bank of Australia,
AUD 1,000	6.65%, 2/24/07(a)	Aa3	AA-	703,971
AUD 20,000	6.75%, 12/1/07	Aaa	AAA	15,530,118
AUD 35,200	6.25%, 9/1/09	Aaa	AAA	27,198,363
	FGL Finance Australia,
AUD 5,500	6.25%, 3/17/10	Baa2	BBB	4,177,074
	GE Capital Australia Funding Pty,
AUD 10,000	6.75%, 9/15/07	Aaa	AAA	7,743,097
AUD 9,500	5.75%, 2/11/10	Aaa	AAA	7,168,918
AUD 27,700	6.00%, 8/17/12	Aaa	AAA	20,865,244
AUD 6,500	6.00%, 5/15/13	Aaa	AAA	4,903,399
	General Property Trust Management,
AUD 4,000	6.50%, 8/22/13	NR	BBB+	3,014,356
	HBOS Treasury Services plc,
NZD 2,000	7.555%, 2/3/09(a)	NR	AA	1,338,190
	HSBC Finance Corp.,
AUD 10,000	6.50%, 9/22/11	Aa3	AA-	7,672,832
	ING Office Finance,
AUD 4,500	6.25%, 8/19/08	NR	NR	3,477,729
	Macquarie Bank Limited,
AUD 1,500	6.50%, 9/15/09(a)	A3	A-	1,153,390
AUD 7,000	6.50%, 5/31/12(a)	A3	A-	5,343,984
	Melbourne Airport,
AUD 4,500	6.75%, 6/15/08	Aaa	AAA	3,486,246
	National Australia Bank,
NZD 4,000	7.815%, 7/18/08(a)	Aa3	AA-	2,677,665
	National Capital Trust,
AUD 3,500	7.168%, 9/30/16(a)	A2	A-	2,708,015

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of October 31, 2006

Principal Amount (000)	Description	Moody’s Rating (unaudited)	S&P Rating (unaudited)	Value (US$)

LONG-TERM INVESTMENTS (continued)
	National Wealth Management,
AUD 6,100	6.75%, 6/16/16(a)	NR	A-	$4,643,541
	New South Wales Treasury Corp.,
AUD 52,000	8.00%, 3/1/08	Aaa	AAA	41,091,047
AUD 26,000	7.00%, 12/1/10	Aaa	AAA	20,673,263
AUD 29,500	6.00%, 5/1/12	NR	AAA	22,634,237
	NRMA Insurance Ltd.,
AUD 13,000	6.35%, 11/27/07(a)	NR	AA-	10,020,293
	Publishing & Broadcasting Finance Limited,
AUD 9,700	6.15%, 7/4/15	NR	A-	7,213,523
	Queensland Treasury Corp.,
AUD 10,000	8.00%, 9/14/07	Aaa	AAA	7,855,483
AUD 10,000	5.50%, 5/14/10	NR	AAA	7,578,608
AUD 37,400	6.00%, 6/14/11	Aaa	AAA	28,817,252
AUD 50,000	6.00%, 8/14/13	Aaa	AAA	38,690,065
AUD 49,000	6.00%, 10/14/15	Aaa	AAA	37,964,079
AUD 17,000	6.00%, 6/14/21	Aaa	AAA	13,277,205
	Rabobank Nederland,
AUD 13,000	6.00%, 3/18/10	Aaa	AAA	9,919,753
	RWH Finance Pty Limited,
AUD 4,800	6.20%, 3/26/17	Aa2	NR	3,586,921
	Snowy Hydro Ltd.,
AUD 10,000	5.75%, 2/25/10	Aaa	AAA	7,534,823
	South Australian Financing Authority,
AUD 35,000	7.50%, 10/15/07	Aaa	AAA	27,367,354
	Southern Cross Airports Corp.,
AUD 15,500	6.02%, 10/11/07	Aaa	AAA	11,921,364
	SPI Australia Finance Pty Ltd.,
AUD 10,000	6.25%, 11/14/08	A1	A	7,660,404
	St. George Bank Limited,
AUD 5,000	6.00%, 9/25/07(a)	A2	A	3,843,199
USD 2,000	5.30%, 10/15/15(c)	A2	A	1,977,516
AUD 10,500	6.50%, 7/26/11(a)	A2	A	8,043,091
	Telstra Corporation,
AUD 21,500	7.25%, 11/15/12	A2	A	16,979,400
AUD 2,000	8.75%, 1/20/15	NR	NR	1,771,188
	Treasury Corp. of Victoria,
AUD 20,500	10.25%, 11/15/06	Aaa	AAA	15,886,040
AUD 25,000	7.50%, 8/15/08	Aaa	AAA	19,740,064
	Walker Finance Property Limited,
AUD 2,600	6.423%, 1/2/07(a)	NR	NR	2,014,686
	Wesfarmers Limited,
AUD 6,000	6.25%, 8/27/07	NR	A-	4,625,768
AUD 5,000	6.00%, 3/30/09	NR	A-	3,806,479
	Western Australia Treasury Corp.,
AUD 26,000	8.00%, 10/15/07	Aaa	AAA	20,420,595
AUD 40,000	7.50%, 10/15/09	Aaa	AAA	31,995,542
AUD 30,000	7.00%, 4/15/11	Aaa	AAA	23,973,255
AUD 11,500	8.00%, 6/15/13	Aaa	AAA	9,795,308
AUD 18,000	8.00%, 7/15/17	Aaa	AAA	16,147,988

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of October 31, 2006

Principal Amount (000)	Description	Moody’s Rating (unaudited)	S&P Rating (unaudited)	Value (US$)

LONG-TERM INVESTMENTS (continued)
	Westpac Banking Corporation,
AUD 15,000	6.00%, 11/16/10(a)	A1	A+	$11,328,120

				939,489,104

CANADA—0.5%
	Province of Manitoba,
NZD 1,500	6.375%, 9/1/15	Aa2	AA-	988,181
	Province of Ontario,
NZD 5,500	6.25%, 12/3/08	Aa2	AA	3,611,755
NZD 4,000	6.25%, 6/16/15	Aa2	AA	2,600,857
	Quebec Province,
NZD 1,500	6.75%, 11/9/15	Aa3	A+	1,003,321

				8,204,114

CHINA—1.0%
	Hopson Development Holdings Ltd.,
USD 1,900	8.125%, 11/9/09(c)(d)	Ba2	BB+	1,895,250
	People’s Republic of China,
USD 10,000	9.00%, 1/15/96	A2	A	13,053,300
	Xinao Gas Holdings Limited,
USD 2,100	7.375%, 8/5/12(b)	Ba1	BB+	2,113,130

				17,061,680

FRANCE—0.6%
	Dexia Municipal Agency,
AUD 13,000	6.00%, 10/15/07	Aaa	AAA	10,006,984

GERMANY—1.8%
	DSL Bank AG,
AUD 15,000	6.25%, 11/15/06	Aaa	NR	11,606,311
	Landwirtschaftliche Rentenbank,
AUD 25,000	6.00%, 9/15/09	Aaa	AAA	19,157,819

				30,764,130

HONG KONG—4.2%
	CITIC Ka Wah Bank,
USD 6,950	9.125%, 5/31/12(a)	Baa3	NR	7,831,336
	Hutchison Whampoa Ltd.,
USD 5,500	5.45%, 11/24/10(c)	A3	A-	5,492,845
USD 6,000	7.00%, 2/16/11(c)	A3	A-	6,327,666
USD 18,700	6.50%, 2/13/13(c)	A3	A-	19,541,444
USD 9,400	6.25%, 1/24/14(c)	A3	A-	9,715,464
USD 6,300	7.45%, 11/24/33(c)	A3	A-	7,167,554
	Kowloon Canton Railway Corporation,
USD 14,300	8.00%, 3/15/10	Aa3	AA	15,530,815

				71,607,124

INDIA—0.9%
	NTPC Ltd.,
USD 5,700	5.875%, 3/2/16(b)	NR	BB+	5,586,931

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of October 31, 2006

Principal Amount (000)	Description	Moody’s Rating (unaudited)	S&P Rating (unaudited)	Value (US$)

LONG-TERM INVESTMENTS (continued)
	Reliance Industries Limited,
USD 7,250	10.25%, 1/15/97(c)	Baa2	BBB	$9,067,430

				14,654,361

INDONESIA—5.0%
	Adaro Finance B.V.,
USD 3,500	8.50%, 12/8/10(c)	Ba3	B+	3,587,500
	Bank Danamon Indonesia,
USD 2,400	7.65%, 3/30/09(a)(c)	Ba3	B	2,441,523
	Bank Mandiri Cayman,
USD 1,600	10.625%, 8/3/07(a)(c)	Ba3	B	1,658,158
USD 2,500	7.00%, 4/22/08	Ba3	BB-	2,518,840
	Freeport-McMoran Copper & Gold, Inc.,
USD 5,250	10.125%, 2/1/07(d)	B1	B+	5,558,438
	Indonesia Government,
IDR 50,000,000	10.00%, 10/15/11	NR	BB+	5,440,329
IDR 17,000,000	13.15%, 1/15/12	NR	BB+	2,081,975
IDR 25,000,000	11.00%, 12/15/12	NR	BB+	2,824,417
IDR 75,000,000	12.50%, 3/15/13	B1	BB+	9,049,383
IDR 50,000,000	11.00%, 10/15/14	B1	BB+	5,648,834
IDR 25,000,000	9.50%, 6/15/15	B1	BB+	2,591,221
IDR 5,000,000	10.75%, 5/15/16	B1	BB+	556,708
IDR 25,000,000	11.00%, 11/15/20	B1	BB+	2,783,539
	Indosat Finance,
USD 8,700	7.75%, 11/5/08(c)(d)	Ba3	BB	8,947,755
	Medco Energi Internasional,
USD 3,225	8.75%, 5/22/10(b)(c)	B2	B+	3,191,941
	MGTI Finance Company Ltd.,
USD 6,000	8.375%, 9/15/10(c)	Ba3	B+	6,259,470
	PT Bank Negara Indonesia,
USD 1,500	10.00%, 11/15/07(a)	Ba3	B-	1,551,044
	PT Bank Rakyat Indonesia,
USD 8,050	7.75%, 10/30/08(d)	Ba3	NR	8,151,519
	Republic of Indonesia,
USD 9,650	7.25%, 4/20/15(b)(c)	B1	BB-	10,162,762

				85,005,356

JAPAN—1.0%
	Mizuho Financial Group,
USD 1,600	5.79%, 4/15/14(c)	A2	A-	1,622,317
	Sumitomo Mitsui Banking,
USD 5,400	8.15%, 8/1/08(d)	A2	NR	5,625,374
	Toyota Motor Credit Corp.,
NZD 2,000	6.75%, 9/21/09	Aaa	AAA	1,319,081
	UFJ Finance Aruba AEC,
USD 5,000	8.75%, 11/13/08(d)	A2	NR	5,268,000
USD 3,200	6.75%, 7/15/13	A2	A-	3,428,490

				17,263,262

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of October 31, 2006

Principal Amount (000)	Description	Moody’s Rating (unaudited)	S&P Rating (unaudited)	Value (US$)

LONG-TERM INVESTMENTS (continued)
MALAYSIA—6.5%
	Bumiputra Commerce Bank Berhad,
USD 5,500	5.125%, 10/16/08(a)	Baa1	BBB	$5,434,075
	Hong Leong Bank Berhad,
USD 4,700	5.25%, 8/3/10(a)	Baa2	BBB	4,586,120
	IOI Ventures,
USD 5,350	5.25%, 3/16/15	A3	BBB+	5,198,852
	Malaysia Government,
MYR 7,000	6.812%, 11/29/06	A3	A+	1,921,662
MYR 54,000	4.305%, 2/27/09	A3	NR	14,978,942
USD 7,990	7.50%, 7/15/11	A3	A-	8,723,059
MYR 6,500	3.833%, 9/28/11	A3	A+	1,769,413
MYR 26,900	3.702%, 2/25/13	A3	A+	7,298,204
MYR 12,000	5.094%, 4/30/14	A3	NR	3,540,649
MYR 6,500	4.72%, 9/30/15	A3	NR	1,885,247
	Petroliam Nasional Berhad,
USD 6,800	7.00%, 5/22/12(c)	A1	A-	7,332,195
USD 10,500	7.75%, 8/15/15(c)	A1	A-	12,212,319
USD 4,000	7.875%, 5/22/22(c)	A1	A-	4,881,588
	Public Bank Berhad,
USD 3,200	5.625%, 9/22/09(a)	Baa1	BBB+	3,193,325
USD 8,350	5.00%, 6/20/12(a)	Baa1	BBB+	7,984,153
	Telekom Malaysia,
USD 3,000	7.875%, 8/1/25(c)	A2	A-	3,622,107
	Tenaga Nasional Berhad,
USD 1,600	7.625%, 4/1/11(c)	Baa1	BBB	1,734,718
USD 14,000	7.50%, 1/15/96(c)	Baa1	BBB	15,273,860

				111,570,488

NETHERLANDS—0.8%
	ABN Amro Bank,
AUD 15,000	6.50%, 5/17/13(a)	A1	A+	11,499,125
	Nederlands Waterschapsbank,
NZD 2,500	6.50%, 10/17/08	Aaa	AAA	1,645,527

				13,144,652

NEW ZEALAND—0.3%
	New Zealand Government,
NZD 4,000	7.00%, 7/15/09(b)	Aaa	AAA	2,705,639
NZD 4,500	6.00%, 4/15/15(b)	Aaa	AAA	3,058,734

				5,764,373

PHILIPPINES—11.9%
	Bangko Sentral ng Pilipinas,
USD 4,000	8.60%, 6/15/27(b)	B1	BB-	4,640,000
	Globe Telecom,
USD 7,750	9.75%, 4/15/07(d)	Ba2	BB+	8,224,688
	Land Bank of Philippines
USD 4,000	7.25%, 10/19/11(a)	NR	NR	4,044,167
	National Power Corporation,
USD 2,400	6.875%, 11/2/16(c)	B1	BB-	2,412,696
USD 4,600	8.40%, 12/15/16	NR	NR	4,943,988

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of October 31, 2006

Principal Amount (000)	Description	Moody’s Rating (unaudited)	S&P Rating (unaudited)	Value (US$)

LONG-TERM INVESTMENTS (continued)
	Philippine Government,
PHP 372,800	18.00%, 11/26/08	B1	NR	$8,533,560
PHP 95,000	13.00%, 4/25/12	B1	NR	2,017,911
PHP 133,000	11.875%, 5/29/23	B1	NR	2,667,952
	Philippine Long Distance Telephone Company,
USD 5,300	10.50%, 4/15/09	Ba2	BB+	5,823,375
USD 5,100	11.375%, 5/15/12	Ba2	BB+	6,260,250
USD 2,000	8.35%, 3/6/17	Ba2	BB+	2,230,000
	Republic of Philippines,
USD 3,000	7.50%, 9/11/07	B1	BB-	3,039,201
USD 9,100	8.875%, 4/15/08	B1	BB-	9,509,500
USD 12,000	8.375%, 3/12/09	B1	BB-	12,660,000
USD 14,000	9.875%, 3/16/10	B1	BB-	15,645,000
USD 24,000	8.375%, 2/15/11	B1	BB-	26,070,000
USD 4,000	9.00%, 2/15/13	B1	BB-	4,560,000
USD 9,450	8.25%, 1/15/14	B1	BB-	10,518,795
USD 2,000	8.875%, 3/17/15	B1	BB-	2,322,500
USD 14,100	9.375%, 1/18/17	B1	BB-	17,043,375
USD 16,050	9.875%, 1/15/19	B1	BB-	20,423,625
USD 12,879	10.625%, 3/16/25(b)	B1	BB-	17,917,909
	SM Investments Corporation,
USD 4,450	8.00%, 10/16/07	NR	NR	4,517,155
	URC Philippines Ltd.,
USD 5,700	9.00%, 2/6/08(c)	Ba3	BB	5,884,270
USD 1,750	8.25%, 1/20/12	Ba3	BB	1,825,927

				203,735,844

SINGAPORE—5.6%
	Citibank Korea Inc.,
USD 1,550	4.68%, 6/18/08(a)	NR	NR	1,553,055
	DBS Bank,
USD 11,500	7.657%, 3/15/11(a)(c)	A1	NR	12,415,161
USD 5,000	7.125%, 5/15/11(c)	Aa3	A	5,338,030
	Flextronics International Ltd.,
USD 9,600	6.50%, 5/15/08(d)	Ba2	BB-	9,540,000
	Oversea-Chinese Banking Corporation,
USD 7,600	7.75%, 9/6/11(c)	A1	NR	8,331,812
	Singapore Government,
SGD 10,000	4.00%, 3/1/07	Aaa	AAA	6,436,727
SGD 25,700	1.50%, 4/1/08	Aaa	AAA	16,143,921
SGD 13,000	4.625%, 7/1/10	Aaa	AAA	8,796,404
SGD 9,500	3.625%, 7/1/14	Aaa	AAA	6,288,724
SGD 16,900	4.00%, 9/1/18	Aaa	AAA	11,703,289
	Singapore Telecommunications,
USD 2,600	6.375%, 12/1/11(c)	Aa2	A+	2,765,329
	SingTel Optus Finance Pty. Limited,
USD 5,800	8.00%, 6/22/10(c)	Aa3	A+	6,279,347
	Stats Chippac Ltd.,
USD 2,350	7.50%, 7/19/10	Ba2	BB	2,361,750

				97,953,549

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of October 31, 2006

Principal Amount (000)	Description	Moody’s Rating (unaudited)	S&P Rating (unaudited)	Value (US$)

LONG-TERM INVESTMENTS (continued)
SOUTH KOREA—11.4%
	Equus Cayman Finance Ltd.,
USD 7,800	5.50%, 9/12/08(c)	Baa3	BBB-	$7,734,527
	Hana Funding, Ltd.,
USD 3,500	8.748%, 12/17/12(a)	NR	BBB	3,958,980
	Hyundai Motors Manufacturing,
USD 2,400	5.30%, 12/19/08(c)	Baa3	BBB-	2,382,000
	Industrial Bank of Korea,
USD 3,900	4.375%, 12/4/07	A3	A-	3,854,339
USD 2,300	3.50%, 6/11/08	A3	A-	2,230,455
	Kookmin Bank,
USD 4,700	4.625%, 12/10/07	A3	A-	4,660,083
	Korea Development Bank,
USD 3,000	5.25%, 11/16/06	A3	A	2,999,289
USD 5,500	5.75%, 9/10/13	A3	A	5,628,205
	Korea Electric Power Corporation,
USD 3,300	7.75%, 4/1/13	A1	A	3,723,321
USD 10,000	7.00%, 2/1/27	A1	A	11,456,550
	Korea Highway Corporation,
USD 3,700	4.90%, 7/1/13(c)	A3	A	3,574,056
USD 850	5.125%, 5/20/15(c)	A3	A	826,090
	Korea Hydro & Nuclear Power,
USD 2,750	4.25%, 1/29/08(b)	A1	A	2,705,761
	Korea South-East Power Co. Ltd.,
USD 3,900	4.75%, 6/26/13	A1	NR	3,708,514
USD 6,000	6.00%, 5/25/16(c)	A1	A-	6,110,010
	National Agricultural Cooperative Federation,
USD 1,500	3.45%, 6/20/08	A3	A-	1,450,992
	POSCO,
USD 4,000	7.125%, 11/1/06	NR	NR	4,000,000
	Republic of Korea,
USD 5,800	8.875%, 4/15/08	A3	A	6,127,253
	SC First Bank Korea,
USD 3,950	7.267%, 3/3/14(a)(c)	NR	BBB+	4,272,612
	Shinhan Bank,
USD 1,600	6.25%, 9/8/08(a)	Baa1	BBB	1,615,738
USD 6,050	5.663%, 3/2/15(a)	Baa2	BBB	5,680,212
	South Korea National Debt,
KRW 6,300,000	7.17%, 4/10/07	A3	NR	6,757,328
KRW 9,800,000	6.15%, 7/10/07	A3	NR	10,500,582
KRW 8,500,000	4.75%, 3/12/08	A3	NR	9,020,672
KRW 10,000,000	3.50%, 12/10/09	A3	NR	10,245,585
KRW 10,000,000	4.00%, 6/10/10	A3	NR	10,349,660
KRW 8,500,000	5.25%, 12/10/10	A3	NR	9,185,413
KRW 8,400,000	5.00%, 3/10/11	A3	NR	8,984,666
KRW 26,674,000	6.91%, 7/18/11	A3	NR	30,792,758
KRW 10,000,000	4.25%, 9/10/14	A3	NR	10,167,640

				194,703,291

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of October 31, 2006

Principal Amount (000)	Description	Moody’s Rating (unaudited)	S&P Rating (unaudited)	Value (US$)

LONG-TERM INVESTMENTS (continued)
SPAIN—0.2%
	Instituto de Credito Oficial,
AUD 5,000	5.50%, 10/11/12	Aaa	AAA	$3,728,321

SWEDEN—0.4%
	Kingdom of Sweden,
AUD 8,287	7.875%, 4/23/07	Aaa	AAA	6,452,162

SWITZERLAND—4.0%
	Eurofima,
AUD 8,170	9.875%, 1/17/07	Aaa	AAA	6,363,292
AUD 30,000	6.50%, 8/22/11(b)	Aaa	AAA	23,414,296
AUD 30,000	6.00%, 1/28/14	Aaa	AAA	22,968,489
AUD 20,000	6.25%, 12/28/18	Aaa	AAA	15,794,666

				68,540,743

TAIWAN—0.6%
	Cathay United Bank Co. Ltd.,
USD 5,400	5.50%, 10/5/15(a)(c)	Baa1	A-	5,179,426
	Wan Hai S Pte Ltd.,
USD 5,350	5.50%, 6/29/15	Baa2	BBB	5,082,722

				10,262,148

THAILAND—5.3%
	Bangkok Bank Public Company,
USD 8,500	8.750%, 3/15/07(c)	Baa2	BBB	8,580,180
USD 1,500	9.025%, 3/15/29	Baa2	BBB	1,834,779
USD 12,500	9.025%, 3/15/29(c)	Baa2	BBB	15,345,007
	Bank of Thailand
THB 200,000	5.50%, 8/10/08	Baa1	NR	5,472,783
	Kasikornbank Public Company Limited,
USD 4,700	8.25%, 8/21/16(c)	Baa2	BBB-	5,371,104
	PTT Public Company Limited,
USD 3,100	5.75%, 8/1/14(c)	A2	BBB+	3,134,915
	Thai Oil Co. Ltd.,
USD 2,400	5.10%, 6/9/15(b)	Baa1	BBB	2,251,495
	Thailand Government,
THB 44,000	8.00%, 12/8/06	Baa1	A	1,201,533
THB 359,000	5.60%, 7/7/07	Baa1	NR	9,817,076
THB 130,000	8.50%, 12/8/08	Baa1	A	3,787,340
THB 150,000	5.375%, 5/15/09	Baa1	NR	4,119,971
THB 227,000	5.375%, 11/30/11	Baa1	NR	6,275,443
THB 247,000	4.125%, 11/1/12	Baa1	NR	6,354,842
THB 160,000	5.00%, 12/3/14	Baa1	NR	4,328,035
THB 207,000	5.50%, 1/18/17	Baa1	NR	5,735,191
	Total Access Communication Public Company Limited,
USD 7,300	8.375%, 11/4/06(c)	NR	NR	7,300,664

				90,910,358

UNITED STATES—4.4%
	Bank of America Corp.,
AUD 7,000	6.50%, 9/15/09	Aa2	AA-	5,407,503

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of October 31, 2006

Principal Amount (000)	Description	Moody’s Rating (unaudited)	S&P Rating (unaudited)	Value (US$)

LONG-TERM INVESTMENTS (concluded)
	Countrywide Financial Corporation,
AUD 9,500	6.25%, 12/16/10	A3	A	$7,191,120
	Federal National Mortgage Assoc.,
AUD 26,065	6.375%, 8/15/07	Aaa	NR	20,142,627
	General Electric Capital Corp.,
NZD 2,000	7.00%, 7/15/09	Aaa	AAA	1,329,794
NZD 2,000	6.50%, 9/28/15	Aaa	AAA	1,305,887
	Goldman Sachs Group Inc.,
AUD 12,500	6.35%, 4/12/16	Aa3	AA-	9,445,662
	Merrill Lynch & Co., Inc.,
AUD 10,000	6.085%, 10/6/10	Aa3	AA-	7,590,958
USD 2,700	12.50%, 9/17/12(a)(e)	NR	NR	3,125,250
AUD 6,000	6.75%, 3/12/14	Aa3	AA-	4,658,789
	Monumental Global Funding,
AUD 11,500	6.50%, 11/8/11	Aa3	AA	8,860,030
	Morgan Stanley,
NZD 2,000	6.86%, 9/6/12	Aa3	NR	1,312,293
	SLM Corp.,
NZD 1,500	6.50%, 6/15/10	A2	A	980,861
	Wells Fargo & Co.,
AUD 5,000	5.75%, 7/12/10	Aa1	AA	3,767,903

				75,118,677

VIETNAM—0.1%
	Socialist Republic of Vietnam,
USD 1,600	3.75%, 12/11/06(a)	NR	BB	1,327,704

Total long-term investments (cost $1,859,447,323)				2,077,268,425

SHORT-TERM INVESTMENTS—17.0%
NEW ZEALAND—0.1%
	New Zealand Call Deposit,
NZD 2,475	2.0%, perpetual	NR	NR	1,657,215

UNITED STATES—16.9%
USD 180,921	Repurchase Agreement, State Street Bank and Trust Company,
	4.75% dated 10/31/06, due 11/1/06 in the amount of $180,944,872 (collateralized by $40,390,000 U.S. Treasury Bond, 8.75% due 8/15/20; value $56,988,876 and $86,035,000 U.S. Treasury Bond, 8.75% due 5/15/20; value $123,137,594 and $3,095,000 U.S. Treasury Bond, 8.75% due 5/15/20; value $4,429,719)			180,921,000

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of October 31, 2006

Shares	Description	Value (US$)
SHORT-TERM INVESTMENTS (concluded)

USD 108,097,515	State Street Navigator Prime Portfolio(f) (cost $108,097,515)	$108,097,515

		289,018,515

Total short-term investments (cost $290,661,600)		290,675,730

Total Investments—138.3% (cost $2,150,108,923)		2,367,944,155
Other assets in excess of liabilities—(3.3%)		(55,927,455)
Liquidation value of preferred stock—(35.0%)		(600,000,000)

Net Assets Applicable to Common Shareholders—100.0%		$1,712,016,700

NR—Not rated by Moody’s and/or Standard & Poor’s.	PHP—Philippine peso
AUD—Australian dollar	SGD—Singapore dollar
KRW—South Korean won	THB—Thailand baht
MYR—Malaysian ringgit	TWD—Taiwan Dollar
NZD—New Zealand dollar	USD—United States dollar
IDR—Indonesian rupiah

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at October 31, 2006.
(b)	Security, or portion thereof, on loan, with an aggregate market value of $104,795,359. Cash collateral of $108,097,515 was received with which the Fund purchased securities.
(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate market value of these securities amounted to $257,350,618 or 15.0% of net assets applicable to common shareholders.
(d)	The date presented for these instruments represents the next call date.
(e)	Security is linked to the Philippine Peso.
(f)	Represents security purchased with cash collateral received for securities on loan.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
UBS AG	October 31, 2007	$144,000	3.160%	1 month LIBOR	$2,892,384
UBS AG	October 31, 2008	144,000	3.540%	1 month LIBOR	3,963,888
UBS AG	October 31, 2010	96,000	4.055%	1 month LIBOR	3,007,296

					$9,863,568

Futures Contracts

	Expiration	Contracts	Unrealized Appreciation
Purchase contracts:
Australian Treasury Bond 6%—3 year	December 2006	34	$2,747
Sale contracts:
Australian Treasury Bond 6%—10 year	December 2006	50	16,276

			$19,023

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (concluded)

As of October 31, 2006

Foreign Forward Currency Exchange Contracts

Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of October 31, 2006	Sale Value as of October 31, 2006	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
settlement date 11/15/06	USD20,000,000	AUD26,698,705	$20,000,000	$20,652,806	$(652,806)
settlement date 11/27/06	USD60,000,000	AUD79,671,752	60,000,000	61,611,083	(1,611,083)
settlement date 11/28/06	USD61,000,000	AUD80,242,569	61,000,000	62,050,902	(1,050,902)
settlement date 1/16/07	USD57,500,000	AUD77,587,370	57,500,000	59,921,999	(2,421,999)
settlement date 1/16/07	USD34,000,000	AUD45,795,254	34,000,000	35,368,426	(1,368,426)
settlement date 1/29/07	USD59,000,000	AUD77,751,274	59,000,000	60,027,079	(1,027,079)
United States Dollar/New Zealand Dollar
settlement date 11/15/06	USD24,609,000	NZD39,000,000	24,609,000	26,088,113	(1,479,113)
Indonesian Rupiah/United States Dollar
settlement date 11/24/06	IDR332,188,500,000	USD35,700,000	36,344,475	35,700,000	644,475
Malaysian Ringgit/United States Dollar
settlement date 11/24/06	MYR83,899,400	USD23,000,000	22,998,613	23,000,000	(1,387)
settlement date 1/16/07	MYR41,521,850	USD11,300,000	11,412,238	11,300,000	112,238
settlement date 1/19/07	MYR62,977,800	USD17,200,000	17,311,977	17,200,000	111,977
Singapore Dollar/United States Dollar
settlement date 11/28/06	SGD66,938,655	USD42,700,000	43,046,499	42,700,000	346,499
settlement date 1/16/07	SGD18,012,000	USD11,400,000	11,612,382	11,400,000	212,382
settlement date 1/29/07	SGD18,789,600	USD12,000,000	12,121,932	12,000,000	121,932
South Korean Won/United States Dollar
settlement date 11/24/06	KRW21,785,600,000	USD23,000,000	23,136,297	23,000,000	136,297
settlement date 11/28/06	KRW17,487,480,000	USD18,300,000	18,573,602	18,300,000	273,602
settlement date 1/19/07	KRW24,078,010,000	USD25,300,000	25,608,775	25,300,000	308,775
settlement date 2/02/07	KRW21,069,040,000	USD22,300,000	22,417,926	22,300,000	117,926
New Taiwan Dollar/United States Dollar
settlement date 12/14/06	TWD977,040,000	USD29,500,000	29,464,491	29,500,000	(35,509)

		Net USD Total	$590,158,207	$597,420,408	$(7,262,201)

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Assets and Liabilities

October 31, 2006

Assets
Investments, at value including $104,795,359 of securities on loan (cost $2,150,108,923)	$2,367,944,155
Foreign currency, at value (cost $56,376,316)	58,053,077
Cash	745
Cash at broker	6,257,223
Interest receivable	31,250,362
Net unrealized appreciation on interest rate swaps	9,863,568
Receivable for investments sold	9,472,955
Unrealized appreciation on foreign forward currency exchange contracts	2,386,103
Receivable for foreign forward currency exchange contracts closed	422,313
Variation margin receivable for futures contracts	20,534
Prepaid expenses	370,953

Total assets	2,486,041,988

Liabilities
Collateral for securities on loan	108,097,515
Payable for investments purchased	43,031,597
Unrealized depreciation on foreign forward currency exchange contracts	9,662,854
Dividends payable to common shareholders	9,277,578
Payable for foreign forward currency exchange contracts closed	1,065,520
Investment management fee payable	1,048,979
Dividends payable to preferred shareholders	683,642
Administration fee payable	182,531
Accrued expenses and other liabilities	975,072

Total liabilities	174,025,288

Preferred stock $.01 par value per share and $25,000 liquidation value per share applicable to 24,000 shares; Note 6	600,000,000

Net Assets Applicable to Common Shareholders	$1,712,016,700

Composition of Net Assets Applicable to Common Shareholders
Common stock (par value $.01 per share)	$2,650,737
Paid-in capital in excess of par	1,741,216,763
Distributions in excess of net investment income	(38,698,090)
Accumulated net realized loss on investments	(44,564,230)
Net unrealized appreciation on investments	39,991,012
Accumulated net realized foreign exchange losses	(171,382,531)
Net unrealized foreign exchange gains	182,803,039

Net Assets Applicable to Common Shareholders	$1,712,016,700

Net asset value per common share based on 265,073,644 shares issued and outstanding	$6.46

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Operations

For the Year Ended October 31, 2006

Net Investment Income
Income
Interest and discount earned (net of foreign withholding taxes of $5,112,307)	$127,696,229
Income from securities loaned, net	181,463

Total Income	127,877,692

Expenses
Investment management fee	11,975,952
Administration fee	2,083,460
Custodian’s fees and expenses	1,884,653
Auction agent’s fees and expenses	1,611,759
Legal fees and expenses	838,977
Insurance expense	608,628
Reports to shareholders and proxy solicitation	414,434
Directors’ fees and expenses	383,320
Transfer agent’s fees and expenses	170,118
Independent accountant’s fees and expenses	151,710
Investor relations fees and expenses	135,192
Miscellaneous	340,440

Total operating expenses	20,598,643

Net investment income	107,279,049

Realized and Unrealized Gains/(Losses) on Investments, Swaps, Futures and Foreign Currencies
Net realized gain on:
Investment transactions	7,595,770
Interest rate swaps	7,304,654
Futures contracts	1,973,162
Foreign currency transactions	67,756,001

84,629,587

Net change in unrealized appreciation/(depreciation) of:
Investments	29,035,605
Interest rate swaps	(4,367,857)
Futures contracts	(900,233)
Foreign currency translation	(39,196,401)

(15,428,886)

Net gain on investments, swaps, futures and foreign currencies	69,200,701

Net increase in net assets resulting from operations	176,479,750

Dividends to Preferred Shareholders from Net Investment Income	(28,782,483)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$147,697,267

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statements of Changes in Net Assets Applicable to Common Shareholders

	For the Year Ended October 31,
	2006	2005
Increase/(Decrease) in Net Assets Applicable to Common shareholders
Operations
Net investment income	$107,279,049	$107,706,115
Net realized gain on investment transactions, interest rate swaps, futures contracts and foreign currency transactions	84,629,587	49,790,924
Net change in unrealized appreciation on investments, interest rate swaps, futures contracts and foreign currency translation	(15,428,886)	(52,656,040)

Net increase in total net assets resulting from operations	176,479,750	104,840,999

Dividends to preferred shareholders from net investment income	(28,782,483)	(18,406,817)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	147,697,267	86,434,182

Distributions to common shareholders
From net investment income	(96,796,049)	(94,555,748)
Tax return of capital	(14,535,038)	(16,775,312)

Net decrease in net assets applicable to common shareholders resulting from distributions	(111,331,087)	(111,331,060)

Common Stock Transactions
Reinvestment of dividends resulting in the issuance of 0 and 13,081 shares of common stock, respectively	—	88,558

Total increase/(decrease) in net assets applicable to common shareholders	36,366,180	(24,808,320)
Net Assets Applicable to Common Shareholders
Beginning of year	1,675,650,520	1,700,458,840

End of year (including distributions in excess of net investment income of ($38,698,090) and ($52,351,077), respectively)	$1,712,016,700	$1,675,650,520

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Financial Highlights

	For the Year Ended October 31,
	2006	2005	2004	2003	2002
PER SHARE OPERATING PERFORMANCE(1):
Net asset value per common share, beginning of year	$6.32	$6.42	$6.10	$5.06	$4.65

Net investment income	0.40	0.41	0.36	0.40	0.40
Net realized and unrealized gains/(losses) on investments, swaps, futures contracts and foreign currency transactions	0.27	(0.02)	0.41	1.09	0.50
Dividends to preferred shareholders from:
Net investment income	(0.11)	(0.07)	(0.03)	(0.03)	(0.05)

Total from investment operations applicable to common shareholders	0.56	0.32	0.74	1.46	0.85

Distributions to common shareholders from:
Net investment income	(0.37)	(0.36)	(0.37)	(0.31)	(0.16)
Tax return of capital	(0.05)	(0.06)	(0.05)	(0.11)	(0.28)

Total distributions	(0.42)	(0.42)	(0.42)	(0.42)	(0.44)

Increase resulting from Fund share repurchase	—	—	—	—	— (2)

Net asset value per common share, end of year	$6.46	$6.32	$6.42	$6.10	$5.06

Market value, end of year	$6.10	$5.76	$6.34	$6.03	$4.25

TOTAL INVESTMENT RETURN BASED ON:(3)
Market value	13.43%	(2.93)%	12.58%	53.64%	17.01%
Net asset value	9.48%	5.18%	12.69%	30.55%	19.65%
RATIO TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS/SUPPLEMENTARY DATA:(4)
Net assets applicable to common shareholders, end of year (000 omitted)	$1,712,017	$1,675,651	$1,700,459	$1,613,979	$1,339,871
Average net assets applicable to common shareholders (000 omitted)	1,689,100	1,749,085	1,654,712	1,496,312	1,280,112
Operating expenses(5)	1.22%	1.22%	1.30%	1.45%	1.51%
Net investment income	4.65%	5.11%	5.22%	6.51%	7.21%
Portfolio turnover	21%	16%	13%	37%	36%
Senior securities (preferred stock) outstanding (000 omitted)	$600,000	$600,000	$600,000	$600,000	$600,000
Asset coverage on preferred stock at year end	385%	379%	384%	369%	326%

(1)	Based upon average shares outstanding.
(2)	Less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(4)	Ratios calculated on the basis of income, expenses and preferred share dividends applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratios of net investment income before preferred stock dividends to average net assets of common shareholders are 6.35%, 6.16%, 5.74%, 7.08%, and 8.18%, respectively.
(5)	Includes expenses of both preferred and common stock.

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements

Aberdeen Asia-Pacific Income Fund, Inc. (the “Fund”) was incorporated in Maryland on March 14, 1986 as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek current income. The Fund may also achieve incidental capital appreciation. The Fund will seek to achieve its investment objective through investment in Australian and Asian debt securities. In order to comply with a rule adopted by the Securities and Exchange Commission under the Investment Company Act of 1940 regarding fund names, the Board of Directors has adopted an investment policy that, for as long as the name of the Fund remains Aberdeen Asia-Pacific Income Fund, Inc., it shall be the policy of the Fund normally to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, in Asian debt securities, Australian debt securities and New Zealand debt securities. This 80% investment policy is a non-fundamental policy of the Fund and may be changed by the Board of Directors upon 60 days prior written notice to shareholders. There can be no assurance that the Fund will achieve its objectives. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, country or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Basis of Presentation:

The financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States of America, using the United States dollar as both the functional and reporting currency. However, the Australian dollar is the functional currency for Federal tax purposes (see Taxes below).

Securities Valuation:

The Fund’s Board of Directors has adopted Pricing and Valuation Procedures (the “Procedures”) to be used in determining the value of the assets held by the Fund. In accordance with the Procedures, investments are stated at value. Investments for which market quotations are readily available are valued at the last trade price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the quoted bid price or the mean between the quoted bid and asked price on the date of determination as obtained from a pricing source.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Fund is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (continued)

such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Fund might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on a consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Fund’s net asset value, the security may be valued at its fair value.

Repurchase Agreements:

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation:

Foreign currency amounts are translated into United States dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities—at the exchange rates at the end of the reporting period;

(ii)  purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net realized foreign exchange gains/(losses) include realized foreign exchange gains/(losses) from sales and maturities of portfolio securities, sales of foreign currencies, currency gains/(losses) realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains/(losses) include changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (continued)

Accumulated net realized and unrealized foreign exchange gains/(losses) shown in the composition of net assets represent foreign exchange gains/(losses) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The exchange rate at October 31, 2006 was US$0.77 to A$1.00.

Securities Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are recorded on the accrual basis.

Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage both currency and interest rate risk for global debt securities. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Interest Rate and Currency Swaps:

The Fund may engage in certain swap transactions in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return or to hedge the AMPS.

An interest rate swap is an agreement between two parties which involves the exchange of floating and fixed rate payments (an interest rate and currency swap involves the exchange of interest rate payments in another currency) for a specified period of time. Interest rate and currency swaps involve the accrual and exchange of payments between the parties. These payments are recorded as realized gain/(loss).

During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation by “marking-to-market” to reflect the fair market value of the swap. When the swap is terminated, the Fund will record a realized gain/(loss) equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The Fund is exposed to credit risk in the event of non-performance by the counterparty to the swap. However, the Fund does not anticipate non-performance by any counterparty.

Foreign Forward Currency Exchange Contracts:

A forward currency contract involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (continued)

by the parties, at a price set at the time of the contract. The foreign currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Risks arise from unanticipated movements in the value of the foreign currency relative to the functional currencies and from potential inability of counterparties to meet the terms of their contracts.

Futures Contracts:

A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Securities Lending:

The Fund’s investment policies permit the Fund to lend to banks and broker-dealers, portfolio securities with an aggregate market value of up to 15% of the Fund’s total assets, when it deems advisable. Pursuant to a securities lending agreement (“Agreement”) between the Fund and State Street Bank and Trust Company (“State Street”), any loans made under the Agreement must be secured by collateral (consisting of any combination of currency and securities issued or guaranteed by the U.S. Government or its agencies, or irrevocable letters of credit or other high-quality debt securities) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. An amendment to the Agreement provides that the cash collateral may be invested in State Street Navigator Prime Portfolio, an affiliate of State Street, and proceeds from this investment are divided 70% to the Fund and 30% to State Street.

The Agreement also provides that the Fund may terminate the loans at any time and demand the return of the securities, and that the Fund will continue to receive all interest, dividends and other distributions obtained on any of the loaned securities and will continue to have voting rights with respect to the securities.

If the Fund makes investments with cash collateral received for securities loaned, the Fund records the investments in the portfolio of investments and records a corresponding liability in the statement of assets and liabilities.

In the event the Fund lends its portfolio securities, the Fund may be exposed to counterparty risk, which may result in the delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower become insolvent. However, under the amendment to the Agreement, State Street will indemnify the Fund in the case of borrower default.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (continued)

Distributions:

It is the Fund’s current policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are accrued on a daily basis and are determined as described in Note 6.

Income distributions and capital and currency gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

Recent Accounting Pronouncements:

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48 (“FIN 48”) entitled “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109”. FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during the fiscal 2008 year-end and the impact on the Fund’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact of the adoption of SFAS 157 on the Fund’s financial statement disclosures is currently being evaluated.

Taxes:

For Federal income and excise tax purposes, substantially all of the Fund’s transactions are accounted for using the Australian dollar as the functional currency. Accordingly, only realized currency gains and losses resulting from the repatriation of Australian dollars into U.S. dollars and realized currency gains and losses on transactions in New Zealand dollars or Asian country currencies are recognized for U.S. tax purposes.

No provision has been made for United States of America Federal income taxes because it is the Fund’s policy to meet the requirements of the United States of America Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (continued)

Reclassification of Capital Accounts:

For the year ended October 31, 2006, the Fund decreased distributions in excess of net investment income by $46,487,508, increased accumulated net realized loss on investment transactions by $27,249,008, increased accumulated net realized foreign exchange losses by $4,703,462 and decreased paid-in capital in excess of par by $14,535,038. These reclassifications are a result of permanent differences primarily attributable to foreign currency transactions, amortization methods on fixed income securities and accounting for swap agreements. Net investment income, net realized loss and net assets were not affected by this change.

Use of Estimates:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

Aberdeen Asset Management Asia Limited (the “Investment Manager”) serves as investment manager to the Fund and Aberdeen Asset Management Limited (the “Investment Adviser”) serves as investment adviser to the Fund, pursuant to a management agreement and an advisory agreement, respectively. The Investment Adviser is an indirect wholly-owned subsidiary of the Investment Manager, which is a direct wholly-owned subsidiary of Aberdeen Asset Management PLC.

The Investment Manager makes investment decisions on behalf of the Fund on the basis of recommendations and information furnished to it by the Investment Adviser, including the selection of and the placement of orders with brokers and dealers to execute portfolio transactions on behalf of the Fund.

The management agreement provides the Investment Manager with a fee, payable monthly, at the following annual rates: 0.65% of the Fund’s average weekly total net assets of common and preferred shareholders up to $200 million, 0.60% of such assets between $200 million and $500 million, 0.55% of such assets between $500 million and $900 million, 0.50% of such assets between $900 million and $1.75 billion and 0.45% of such assets in excess of $1.75 billion.

The Investment Manager pays fees to the Investment Adviser for its services rendered. The Investment Manager informed the Fund that it paid $2,721,787 to the Investment Adviser during the year ended October 31, 2006.

Aberdeen Asset Management Inc. (“AAMI”), an affiliate of the Investment Manager and the Investment Adviser, is the Fund’s Administrator, pursuant to an agreement under which AAMI receives a fee at an annual rate of 0.12% of the Fund’s average weekly net assets of both common and preferred shareholders up to $900 million, 0.08% of such assets between $900 million and $1.75 billion and 0.06% of such assets in excess of $1.75 billion.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (continued)

Under terms of an Investor Relations Services Agreement, AAMI serves as the Fund’s investor relations services provider. This agreement provides AAMI with a monthly retainer fee of $10,000 plus out-of-pocket expenses. During the year ended October 31, 2006, the Fund incurred fees of $123,092 for the services of AAMI. Investor relations fees and expenses in the Statement of Operations include certain out-of-pocket expenses.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended October 31, 2006 aggregated $422,915,432 and $476,175,102, respectively.

Note 4. Tax Information

The tax character of distributions paid during the fiscal years ended October 31, 2006 and October 31, 2005 was as follows:

	October 31, 2006	October 31, 2005
Distributions paid from:
Ordinary Income	$125,578,532	$112,962,565
Tax Return of Capital	14,535,038	16,775,312

Total Tax Character of Distributions	$140,113,570	$129,737,877

As of October 31, 2006, the components of accumulated earnings on a tax basis were as follows:

Overdistributed ordinary income-net	$(9,961,220)
Undistributed long-term capital gains-net	—

Total overdistributed earnings	$(9,961,220)
Capital loss carryforward	(44,536,212)*
Unrealized gain/(losses)-net	22,646,632 **

Total accumulated earnings/(losses)-net	$(31,850,800)

*	On October 31, 2006, the Fund had a net capital loss carryforward of $44,536,212, of which $19,311,010 expires in 2010, $2,085,000 expires in 2012, $11,159,376 expires in 2013 and $11,980,826 expires in 2014. This amount will be available to offset like amounts of any future taxable gains.
**	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities, differing treatments for foreign currencies, the tax deferral of straddles and the realization of unrealized gains on certain futures and forward contracts.

The United States Federal income tax basis of the Fund’s investments and the net unrealized depreciation as of October 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$2,374,303,576	$53,984,501	$60,343,922	$6,359,421

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (concluded)

Note 5. Common Stock

There are 400 million shares of $0.01 par value common stock authorized. At October 31, 2006, there were 265,073,644 common shares issued and outstanding.

On March 1, 2001, the Board of Directors approved a stock repurchase program. The stock repurchase program allows the Fund to repurchase up to 10% of its outstanding common stock in the open market during any 12-month period, if and when the discount to NAV is at least 10%. For the years ended October 31, 2006 and October 31, 2005, the Fund did not repurchase any shares through this program.

Note 6. Preferred Stock

The 24,000 shares of Auction Market Preferred Stock (“AMPS”) outstanding consist of nine series as follows: Series A—3,000 shares, Series B—3,000 shares, Series C—2,000 shares, Series D—4,000 shares, Series E—2,000 shares, Series F—2,000 shares, Series G—3,000 shares, Series H—2,500 shares and Series I—2,500 shares. The AMPS have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared. The AMPS have rights as set forth in the Fund’s Articles of Amendment and Restatement.

Dividends on each series of AMPS are cumulative at a rate typically reset every 28 days for Series A through D and every seven days for Series E through I based on the results of an auction. Dividend rates ranged from 3.70% to 5.41% during the year ended October 31, 2006. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding AMPS would be less than 200%.

The AMPS are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared. The AMPS are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends whether or not declared if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Articles are not satisfied.

The holders of AMPS have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. However, holders of AMPS are also entitled to elect two of the Fund’s directors.

Note 7. Subsequent Events

Subsequent to October 31, 2006, the Fund declared a monthly distribution of 3.5 cents per share payable on December 15, 2006 and January 12, 2007 to common shareholders of record as of November 30, 2006 and December 29, 2006, respectively.

Subsequent to October 31, 2006, dividends and distributions declared and paid on Preferred Stock totaled $3,773,230 for the nine outstanding preferred share series in the aggregate through December 18, 2006.

Aberdeen Asia-Pacific Income Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

Aberdeen Asia-Pacific Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Aberdeen Asia-Pacific Income Fund, Inc. (the “Fund”) at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

December 15, 2006

Aberdeen Asia-Pacific Income Fund, Inc.

Federal Tax Information: Dividends and Distributions (unaudited)

The following information is provided with respect to the distributions paid by the Fund during the fiscal year ended October 31, 2006:

Common Shareholders

Payable Date	Return of Capital*	Foreign Taxes Paid**	Foreign Source Income***
November 14, 2005-January 13, 2006	—	2.96%	59.32%
February 10, 2006-October 13, 2006	17.41%	4.09%	80.54%

Preferred Shareholders

	Foreign Taxes Paid*		Foreign Source Income**
	November 2005- December 2005	January 2006- October 2006	November 2005- December 2005	January 2006- October 2006
Series: A-28	2.96%	4.69%	59.32%	91.94%
Series: B-28	2.96%	4.73%	59.32%	92.62%
Series: C-28	2.96%	4.59%	59.32%	90.02%
Series: D-28	2.96%	4.59%	59.32%	90.13%
Series: E-7	2.96%	4.64%	59.32%	91.07%
Series: F-7	2.96%	4.62%	59.32%	90.71%
Series: G-7	2.96%	4.62%	59.32%	90.64%
Series: H-7	2.96%	4.62%	59.32%	90.66%
Series: I-7	2.96%	4.62%	59.32%	90.64%

*	Expressed as a percentage of the distributions paid.
**	The foreign taxes paid represent taxes incurred by the Fund on interest received from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. Investors should consult their tax advisors regarding the appropriate treatment of foreign taxes paid.
***	Expressed as a percentage of distributions paid grossed-up for foreign taxes paid.

Aberdeen Asia-Pacific Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Common shareholders may elect to have all distributions automatically reinvested in Fund shares pursuant to the Fund’s Dividend Reinvestment and Cash Purchase Plan (the “Plan”). Generally, shareholders who do not participate in the Plan will receive distributions in cash paid by check in United States dollars mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by The Bank of New York (the “Plan Agent”). A shareholder whose shares are held by a broker or nominee that is unable to participate in the Plan may request to have his shares re-registered in his own name to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. Distributions payable to Plan participants will be promptly invested. If the Fund declares a distribution payable in stock to shareholders who are not Plan participants, then Plan participants will receive that distribution in newly issued shares of the Fund’s common stock on identical terms and conditions.

In every other case, Plan participants will receive shares on the following basis: if on payable date, the market price of the Fund’s common stock plus any applicable brokerage commission is equal to or exceeds the NAV, Plan participants will receive newly-issued shares of the Fund’s common stock valued at the greater of NAV or 95% of the then-current market price. If, on the other hand, the NAV plus any brokerage commission, exceeds the market price at such time, the Plan Agent will buy shares of common stock in the open market. If the market price plus any applicable brokerage commission exceeds NAV as last determined before the Plan Agent has completed its purchases, the Plan Agent will suspend making open market purchases and shall invest the balance available in newly-issued shares valued at the greater of NAV or 95% of the then-current market value. All reinvestments are in full and fractional shares carried to four decimal places.

There is no direct charge to participants for reinvesting distributions, except for brokerage commissions. The Plan Agent’s fees for the handling of the reinvestment of distributions are paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro-rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases. Purchases and sales may be made through a broker affiliated with the Plan Agent. The automatic reinvestment of distributions does not relieve participants of any Federal income tax that may be payable on such distributions.

The Plan also allows participants to make voluntary cash investments by sending additional funds by a check drawn on a U.S. bank, in U.S. dollars, payable to the Plan Agent. Additional voluntary cash investments must be in an amount of at least $100, with a maximum of $10,000 per month, with an aggregate annual limit of $120,000 for the purchases of shares of the Fund’s common stock on the open market. Voluntary cash investments will be invested on or before the 15th day of the month, and in no event more than 45 days after such date except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the federal securities laws. Cash

Aberdeen Asia-Pacific Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited) (concluded)

investments may be commingled with the funds held by the Plan Agent for other shareholders of the Fund, and the average price (including brokerage commissions) of all shares purchased by the Plan Agent will be the price per share allocated to each participant. In the event a participant’s voluntary cash investment check is returned unpaid for any reason, the participant will be charged a $20.00 return fee.

Participants in the Plan may withdraw some or all of their shares from the Plan upon written notice or pursuant to telephonic procedures established by the Plan Agent and will receive stock certificates for all full shares. The Plan Agent will convert any fractional shares to cash at the then-current market price, less a sales fee, and send a check to the participant for the proceeds. The sales fee payable will be the lesser of $10 or the net proceeds from the sale of the fractional share. If the transaction fee and commissions exceed the proceeds from the sale of a fractional share, participants will receive a transaction advice instead of a check. If by giving proper notice to the Plan Agent, participants request cash in lieu of shares upon any withdrawal from the Plan, the Plan Agent will sell the shares and send the participant the proceeds less a sales fee of $10 plus brokerage commissions of $0.10 per share.

The Fund or Plan Agent reserves the right to amend or terminate the Plan either in full or partially upon 90 days’ written notice to shareholders of the Fund.

All correspondence concerning the Plan should be directed to the Plan Agent, The Bank of New York, Shareholder Relations Department, P.O. Box 11258, Church Street Station, New York, NY 10286, or by calling 1-800-432-8224.

Aberdeen Asia-Pacific Income Fund, Inc.

Management of the Fund (unaudited)

The names of the Directors and officers of the Fund, their addresses, ages and principal occupations during the past five years are provided in the tables below. Directors that are deemed “interested persons” (as the term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) of the Fund, the Investment Manager or the Investment Adviser are included in the table below under the heading “Interested Directors.” Directors who are not interested persons as described above are referred to in the table below under the heading “Independent Directors.”

Board of Directors Information
Interested Directors

Name, Address and Age	Position(s) Held With the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex* Overseen by Director	Other Directorships Held by Director
Martin J. Gilbert** Aberdeen Asset Management Asia Limited 21 Church Street #01-01 Capital Square Two Singapore 049480 Age: 51	President Class III Director	Term as Director expires 2009; Director since 2001	Mr. Gilbert is one of the founding directors, and has been the Chief Executive and an Executive Director, of Aberdeen Asset Management PLC, the parent company of the Fund’s Investment Manager and Investment Adviser, since 1983. He has been President of the Fund, of Aberdeen Global Income Fund, Inc. and Aberdeen Australia Equity Fund, Inc. since February 2004. He was Chairman of the Board of the Fund and of Aberdeen Global Income Fund, Inc. from 2001 to September 2005. He has been a Director of Aberdeen Asset Management Asia Limited, the Fund’s Investment Manager, since 1991, a Director of Aberdeen Asset Management Limited, the Fund’s Investment Adviser, since 2000, and a Director of Aberdeen Asset Managers (C.I.) Limited, the Fund’s former investment manager, from 2000 to 2005. He has been a Director since 1995, and was President from 1995 to October 2006, of Aberdeen Asset Management Inc., the Fund’s Administrator.	2	Aberdeen Global Income Fund, Inc.

Aberdeen Asia-Pacific Income Fund, Inc.

Board of Directors Information (continued)
Independent Directors

Name, Address and Age	Position(s) Held With the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex* Overseen by Director	Other Directorships Held by Director
Anthony E. Aaronson 116 South Anita Avenue Los Angeles, CA 90049 Age: 69	Class I Director	Term expires 2007; Director since 1986	Mr. Aaronson has been a textile agent for over ten years, representing American and European textile mills.	2	Aberdeen Australia Equity Fund, Inc.
David L. Elsum, A.M. c/o Aberdeen Asset Management Asia Limited 21 Church Street #01–01 Capital Square Two Singapore 049480 Age: 69	Class III Director	Current term expires 2009; Director since 1986	Mr. Elsum is Chairman of Queen Victoria Market and Melbourne Wholesale Fish Market, both wholly-owned by the City of Melbourne. For a period in excess of five years, he has served as a non-executive director of Aberdeen Leaders Ltd., a listed Australian investment company. He is also a member of the Essential Services Commission Appeals Panel in Victoria, Australia, and has served as an advisor to the City of Port Phillip and the State of Victoria since 2004.	3	Aberdeen Global Income Fund, Inc. Aberdeen Australia Equity Fund, Inc.;
P. Gerald Malone 48 Barmouth Road Wandsworth, London SW18 2DP United Kingdom Age: 55	Chairman of the Board; Class II Director	Term expires 2008; Director since 2001	Mr. Malone has been a solicitor for more than five years. He has served as a Minister of State in the United Kingdom Government. Mr. Malone currently serves as Independent Chairman of two London AIM-listed companies (healthcare software) in addition to a privately owned pharmaceutical company. He currently serves as a director of European Growth & Income trust PLC.	2	Aberdeen Global Income Fund, Inc.

Aberdeen Asia-Pacific Income Fund, Inc.

Management of the Fund (unaudited) (continued)

Board of Directors Information (continued)
Independent Directors (continued)

Name, Address and Age	Position(s) Held With the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex* Overseen by Director	Other Directorships Held by Director
Neville J. Miles c/o Aberdeen Asset Management Asia Limited 21 Church Street #01-01 Capital Square Two Singapore 049480 Age: 60	Class I Director	Term expires 2007; Director since 1996	Mr. Miles has been Chief Executive Officer of Pulse International Pty. Ltd. (financial transaction processing) since 2004. Mr. Miles is, and has been for a period in excess of ten years, Chairman of Ballyshaw Pty. Ltd. (share trading, real estate development and investment). He also is a non-executive director of a number of Australian companies.	3	Aberdeen Global Income Fund, Inc. Aberdeen Australia Equity Fund, Inc.;
William J. Potter c/o Aberdeen Asset Management Asia Limited 21 Church Street #01–01 Capital Square Two Singapore 049480 Age: 58	Class III Director	Current term expires 2009; Director since 1986	Mr. Potter has been Chairman of Robert Meredith & Co. Inc. (investment management) since 2004. He was President of Kingsdale Capital Markets (USA) Inc. (private placement broker) from 2004 through June 2005, and President of Ridgewood Group International Ltd. (international consulting and merchant banking company) from 1989 to 2004.	3	Aberdeen Global Income Fund, Inc. Aberdeen Australia Equity Fund, Inc.;
Peter D. Sacks Toron Capital Markets, Inc. 590 King Street West Suite 200 Toronto, Ontario M5V 1M3 Canada Age: 61	Class II Director	Term expires 2008; Director since 1993	Mr. Sacks has been Managing Partner of Toron Capital Markets (investment management) since 1988.	3	Aberdeen Global Income Fund, Inc. Aberdeen Australia Equity Fund, Inc.;
Dr. Anton E. Schrafl Wiesenstrasse 7 CH-8008 Zurich Switzerland Age: 74	Preferred Stock Director	Current term expires 2007; Director since 1998	Dr. Schrafl has been Chairman of the Board of Dynavest Ltd. (investment management company) since 2002. He was Deputy Chairman of Holcim Limited (global manufacturer and distributor of cement and allied products) from 1985 until 2002.	2	Aberdeen Global Income Fund, Inc.

Aberdeen Asia-Pacific Income Fund, Inc.

Board of Directors Information (continued)
Independent Directors (continued)

Name, Address and Age	Position(s) Held With the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex* Overseen by Director	Other Directorships Held by Director
John T. Sheehy B.V. Murray and Company 560 Sylvan Avenue Englewood Cliffs, NJ 07632 Age: 64	Preferred Stock Director	Term expires 2007; Director since 1986	Mr. Sheehy has been Senior Managing Director of B.V. Murray and Company (investment banking) since 2001, and Managing Member of The Value Group LLC (venture capital) since 1997.	3	Aberdeen Global Income Fund, Inc. Aberdeen Australia Equity Fund, Inc.;
Brian M. Sherman 2 Paddington Street Paddington, NSW 2021 Australia Age: 63	Class II Director	Term expires 2008: Director since 1986	Mr. Sherman has been Chairman of Sherman Group Limited (investment company) since 2001 and Chairman of Aberdeen Leaders Limited (investment company) since 1987. He has been President of the Board of Trustees of the Australian Museum since 2001. Mr. Sherman was Chairman of the Fund from 2000 to 2001. Until December 2000, he was Chairman and Joint Managing Director of the Fund’s Investment Adviser, and a Director of the Fund’s then Investment Manager.	1
*	Aberdeen Australia Equity Fund, Inc. and Aberdeen Global Income Fund, Inc. have a common Investment Manager and Investment Adviser with the Fund, and may thus be deemed to be part of the same “Fund Complex” as the Fund.
**	Mr. Gilbert is deemed to be an interested person because of his affiliation with the Fund’s Investment Manager and Investment Adviser.

Aberdeen Asia-Pacific Income Fund, Inc.

Management of the Fund (unaudited) (continued)

Information Regarding Officers who are not Directors

Name, Address and Age	Position(s) Held With the Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years

Alison Briggs Aberdeen Asset Management Limited Level 6, 201 Kent Street Sydney, NSW 2000 Australia Age: 34	Vice President	Since 2004	Head of Fixed Income – Australia (since 2006) and Senior Portfolio Manager (from 2001-2005) of Aberdeen Asset Management Limited (the Fund’s Investment Adviser).

Annette Fraser Aberdeen Asset Management Asia Limited 21 Church Street #01-01 Capital Square Two Singapore 049480 Age: 42	Vice President**	Since 2006	Head of Fixed Income – Asia Pacific Region (since February 2006) and Portfolio Manager (September 2005-January 2006) of Aberdeen Asset Managers Limited (an affiliate of the Fund’s Investment Manager and Investment Adviser); Managing Director – Fixed Income (from 1990-2005) Deutsche Asset Management Investment Services Limited.

Derek Fulton Aberdeen Asset Management Limited One Bow Churchyard London EC4 M9HH United Kingdom Age: 34	Vice President**	Since 2005	Head of Global Sovereign and Asian Fixed Income, and a Director, of Aberdeen Asset Management Asia Limited (the Fund’s Investment Manager) (since 2004); Senior Portfolio Manager, Global Fixed Income of Aberdeen Asset Managers Limited.

Beverley Hendry Aberdeen Asset Management Inc. Las Olas Place 300 S.E. 2nd Street, Suite 820 Fort Lauderdale, FL 33301 Age: 52	Vice President***	Since 2003	Mr. Hendry has been a Director since 1995, and Vice President, Managing Director, Latin American operations since October 2005, of Aberdeen Asset Management Inc., the Fund’s Administrator. He served as Chief Executive Officer of Aberdeen Asset Management Inc. from 1995 to October 2005 and was a Director of Aberdeen Asset Managers (C.I.) Limited from 2001 to June 2005. He has been a member of the Executive Committee since 2002, and served as Executive Director from 1991 to 2002, of Aberdeen Asset Management PLC.

Steve Ilott Aberdeen Asset Management Limited One Bow Churchyard London EC4 M9HH United Kingdom Age: 39	Vice President**	Since 2006	Head of Fixed Income – Global business (since 2005) Aberdeen Asset Managers Limited; Head of Fixed Income (from 1998-2005) Deutsche Asset Management Investment Services Limited.

Aberdeen Asia-Pacific Income Fund, Inc.

Name, Address and Age	Position(s) Held With the Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years

Christian Pittard Aberdeen Asset Management Inc. 1735 Market Street 37th Floor Philadelphia, PA 19103 Age: 33	Treasurer and Assistant Secretary****	Since 2001	Director and Vice President (since 2006), Chief Executive Officer (from October 2005 to September 2006) and employee (since June 2005) of Aberdeen Asset Management Inc. (the Fund’s Administrator); Member of Executive Management Committee of Aberdeen Asset Management PLC (parent company of the Fund’s Investment Manager and Investment Adviser) (since August 2005); Managing Director of Aberdeen Asset Managers (C.I.) Limited (the Fund’s former investment manager) (from 2000 to June 2005); Managing Director of Aberdeen Private Wealth Management Limited (affiliate of the Fund’s Investment Manager and Investment Adviser) (from 2000 to May 2005); Managing Director of Aberdeen Asset Managers Jersey Limited (affiliate of the Fund’s Investment Manager and Investment Adviser) (from 1999 to November 2005).
James Capezzuto Aberdeen Asset Management Inc. 1735 Market Street 37th Floor Philadelphia, PA 19103 Age: 43	Vice President— Compliance****	Since 2005	Vice President and Chief Compliance Officer (since October 2005) and employee (since September 2005) of Aberdeen Asset Management Inc.; Director and associate general counsel of UBS Global Asset Management – Americas region (from 2004 to September 2005); Senior Vice President and Senior Compliance Manager of Bank of America Corporation (from 2003 to 2004); Counsel, Compliance Director of Steinberg Priest & Sloane Capital Management LLC (from 2002 to 2003) and Director and Senior Counsel of Deutsche Asset Management (from 1996 to 2002).
Alan Goodson Aberdeen Asset Management Inc. 1735 Market Street 37th Floor Philadelphia, PA 19103 Age: 32	Secretary and Assistant Treasurer****	Since 2005	Vice President and Secretary (since October 2005) and employee (since June 2005) of Aberdeen Asset Management Inc.; Head of Finance (from 2000 to May 2005) and Company Secretary (from 2001 to May 2005) of Aberdeen Private Wealth Management Limited; Finance Director and Company Secretary of Aberdeen Asset Managers Jersey Limited (from 2002 to November 2005); Company Secretary of Aberdeen Asset Managers (C.I.) Limited (from 2001 to June 2005).
*	Officers hold their positions with the Fund until a successor has been duly elected and qualifies. Officers are generally elected annually at the meeting of the Board of Directors next following the annual meeting of stockholders. The officers were last elected on March 9, 2006, except for Ms. Fraser and Mr. Ilott, who were elected on June 7, 2006.
**	Ms. Briggs, Mr. Fulton, Ms. Fraser and Mr. Ilott hold the same position with Aberdeen Global Income Fund, Inc., which may be deemed to be part of the same “Fund Complex” as the Fund.
***	Mr. Hendry serves as Vice President of Aberdeen Australia Equity Fund, Inc., and as an Assistant Treasurer of Aberdeen Global Income Fund, Inc., both of which may be deemed to be part of the same “Fund Complex” as the Fund.
****	Messrs. Pittard, Capezzuto and Goodson hold the same position(s) with Aberdeen Australia Equity Fund, Inc. and Aberdeen Global Income Fund, Inc., both of which may be deemed to be a part of the same “Fund Complex” as the Fund.

Aberdeen Asia-Pacific Income Fund, Inc.

Directors

P. Gerald Malone, Chairman

Anthony E. Aaronson

David L. Elsum

Martin J. Gilbert

Neville J. Miles

William J. Potter

Peter D. Sacks

Anton E. Schrafl

John T. Sheehy

Brian M. Sherman

Officers

Martin J. Gilbert, President

Beverley Hendry, Vice President

Alison Briggs, Vice President

Annette Fraser, Vice President

Derek Fulton, Vice President

Steve Ilott, Vice President

James Capezzuto, Vice President - Compliance

Christian Pittard, Treasurer and Assistant Secretary

Alan Goodson, Secretary and Assistant Treasurer

Timothy Sullivan, Assistant Treasurer

Donald C. Burke, Assistant Treasurer

Andrea L. Melia, Assistant Treasurer

Sander M. Bieber, Assistant Secretary

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

Aberdeen Asia-Pacific Income Fund, Inc.

Corporate Information

Investment Manager	Aberdeen Asset Management Asia Limited 21 Church Street #01-01 Capital Square Two Singapore 049480

Investment Adviser	Aberdeen Asset Management Limited Level 6, 201 Kent Street Sydney, NSW 2000, Australia

Administrator	Aberdeen Asset Management Inc. 1735 Market Street, 37th Floor Philadelphia, PA 19103

Custodian	State Street Bank and Trust Company One Heritage Drive North Quincy, MA 02171

Transfer Agent	The Bank of New York Shareholder Relations Department P.O. Box 11258 Church Street Station New York, NY 10286 1-800-432-8224

Auction Agent	Deutsche Bank Trust Company Americas 280 Park Avenue, 9th Floor New York, NY 10018

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

Legal Counsel	Dechert LLP 1775 I Street, N.W. Washington, DC 20006

Investor Relations	Aberdeen Asset Management Inc. 1735 Market Street, 37th Floor Philadelphia, PA 19103 1-800-522-5465 InvestorRelations@aberdeen-asset.com

Aberdeen Asset Management Asia Limited

The common shares of Aberdeen Asia-Pacific Income Fund, Inc. are traded on the American Stock Exchange under the symbol “FAX”. Information about the Fund’s net asset value and market price is published weekly in Barron’s and in the Monday edition of The Wall Street Journal.

This report, including the financial information herein, is transmitted to the shareholders of Aberdeen Asia-Pacific Income Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.

Item 2 – Code of Ethics

(a)	As of October 31, 2006, the Registrant had adopted a Code of Ethics that applies to its principal executive officer, principal financial officer or persons performing similar functions.

(b)	For purposes of this Item, the term “Code of Ethics” means written standards that are reasonably designed to deter wrongdoing and promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the Registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there were no material changes to the Code of Ethics referred to in 2(b) above.

(d)	During the period covered by this report, there were no waivers to the provisions of the Code of Ethics referred to in 2(b) above.

(e)	Not applicable.

(f)	A copy of the Code of Ethics has been filed with this Form N-CSR as Item 12(a)(1).

Copies of the Code of Ethics may be requested free of charge by calling toll free on 1-800-522-5465.

Item 3 – Audit Committee Financial Expert.

The Board of Directors of the Registrant has designated David Elsum, Peter Sacks and John Sheehy as Audit Committee Financial Experts. Mr. Elsum, Mr. Sacks and Mr. Sheehy are all considered by the Board to be independent directors as interpreted under this Item 3.

Item 4 – Principal Accountant Fees and Services.

(a) – (d) Below is a table reflecting the fee information requested in Items 4(a) through (d):

Fiscal Year ended	(a) Audit Fees	(b)[1] Audit-Related Fees	(c)[2] Tax Fees	(d) All Other Fees
October 31, 2006	$128,500	$9,500	$6,700	Nil
October 31, 2005	$195,100	$9,500	$6,100	Nil

[1]	The Audit-Related Fees are for reviewing the Basic Maintenance Tests carried out in respect of the Registrant’s Auction Market Preferred Stock.
[2]	The Tax Fees are for the completion of the Registrant’s federal and state tax returns.

(e)	Below are the Registrant’s Pre-Approval Policies and Procedures:

(1)	Audit Committee Pre-Approval Policies and Procedures

Refer to Exhibit A.

(2)	None of the services described in each of paragraphs (b) through (d) of this Item involved a waiver of the pre-approval requirement by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Non-Audit Fees

	Fiscal Year Ended October 31, 2006	Fiscal Year Ended October 31, 2005
Registrant	$13,400	$15,600
Registrant’s Investment Manager	Nil	Nil

(h)	The Registrant’s Audit and Valuation Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence and has concluded that it is.

Item 5 – Audit Committee of Listed Registrants.

(a)	The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended.

For the fiscal year ended October 31, 2006, the audit committee members were:

David Elsum

Peter D. Sacks

John T. Sheehy

(b)	Not applicable.

Item 6 – Schedule of Investments.

Included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Pursuant to the Registrant’s Proxy Voting Policy and Procedures, the Registrant has delegated responsibility for its proxy voting to its Investment Manager and Investment Adviser, provided that the Registrant’s Board has the opportunity to periodically review the Investment Manager’s and Investment Adviser’s proxy voting policies and material amendments thereto. The Registrant’s Board of Directors most recently ratified the proxy voting policies of the Investment Manager and Investment Adviser in March 2006.

The proxy voting policies of the Registrant are referenced Exhibit B and Investment Manager and Investment Adviser are referenced Exhibit C.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

(a)

(1)

Individual & Position	Services Rendered	Past Business Experience
Derek Fulton *** BA (Hons), AIIMR (Commenced 1996) Director, Fixed Income [Singapore]	Responsible for Australian & Asian fixed interest strategy and asset allocation.	Currently is a member of the London currencies team and of the Global Portfolio Selection Team and previously a portfolio manager on the fixed income team.

Alton Gwee BSc, CFA (Commenced May 2001) Head of Fixed Income [Singapore]	Responsible for Asian fixed income research and portfolio management.	Appointed head of fixed income for Singapore in 2006. In 2001, he joined Aberdeen from Bayerische Hypo-und Vereinsbank AG Singapore where he was an associate director in the Treasury department.

Kenneth Akintewe MArts (Econs), MSc (Int. Banking/Financial) (Commenced August 2005) Portfolio Manager [Singapore]	Responsible for Asian fixed income (interest rates and currencies) research and portfolio management.	Currently is a portfolio manager in the Asian fixed income team. Joined Aberdeen in 2002, initially on the global equities desk in Glasgow, before transferring to the global bond team in 2003.

Alison Briggs BBus, ASIA (Commenced March 1998) Head of Fixed Income - Australia	Responsible for Australian portfolio management, dealing and Australian economics and dollar-bloc currency research.	Currently is the head of fixed income in Australia. Joined in 2001 when Aberdeen acquired the Equitilink investment management business. Prior to working at Equitilink she was an assistant director at SBC Warburg (now UBS Australia).

Ky Van Tang BCom, BSc (Adv) (Commenced January 2002) Portfolio Manager – Fixed Income	Responsible for Australian portfolio management, Australian economics, dollar-bloc currency research, dealing and credit research.	Currently is a portfolio manager in the Australian fixed income team. Joined Aberdeen in 2002 prior to which she worked at Value Capital Management, Sydney.

November 2006

(2)

	Registered Investment Company Managed by Portfolio Manager		Pooled Investment Vehicle Managed by Portfolio Manager		Other Accounts Managed by Portfolio Manager
Name of Portfolio Manager	Number of Accounts	FUM USD($M)	Number of Accounts	FUM USD($M)	Number of Accounts	FUM USD($M)
Derek Fulton	1	$485	4	$178	0	$0
Alton Gwee	0	$0	2	$3.76	0	$0
Kenneth Akintewe	0	$0	2	$3.76	0	$0
Alison Briggs	0	$0	1	$63.1	1	$45.6
Ky Van Tang	0	$0	1	$63.1	1	$45.6

There are no accounts managed by the Portfolio Managers with respect to which part of the advisory fee is based on the performance of the account.

(3) Aberdeen recognizes the need to provide a competitive compensation package in order to attract and retain high calibre staff. In addition to an attractive base salary and performance-related bonus, investment professionals also receive a competitive benefits package and participation in a company-wide stock ownership plan. Key executives participate in a substantial stock option plan; also cash-backed and equity-backed long-term incentive plans. The Portfolio Manager does not receive compensation from additional sources. In addition, the Portfolio Manager receives no difference in compensation between work done for the Registrant or other accounts. A description of the various compensation plans is provided below:

Executive Share Option Plan. The Aberdeen Group has an executive share option plan. Options are granted based on assessment of the individual’s expected contribution to future Aberdeen Group performance. Options are granted for no consideration. Options granted may only be exercised once the Aberdeen Group’s Remuneration Committee is satisfied that the prescribed performance criteria are met. The criteria have been chosen as being reflective of success in the industry sector within which the Aberdeen Group operates. The criteria have also been deemed to be appropriate in order to achieve the goal of delivering good returns to clients and shareholders alike.

Share Incentive Plan. The Share Incentive Plan is intended to encourage ownership of shares of Aberdeen PLC by employees of the Aberdeen Group, and is available to all executive directors and employees of the Aberdeen Group, thus aligning their interests with those of the shareholders. All executive directors and employees who have been employed for a minimum period of 12 months may participate in the Share Incentive Plan.

Pension. The Aberdeen Group offers a contributory money purchase pension plan to which the employer’s contribution is 15% of basic salary and the employee contributes 5%. Once an employee becomes a member of the Aberdeen Group’s pension plan, the Aberdeen Group will provide life insurance coverage that provides death-in-service benefits.

Deferred Bonus. During 2003, the Aberdeen Group implemented a deferred bonus plan designed to encourage the retention of certain key employees identified as critical to the Aberdeen Group’s achievement of its long-term goals. An employee benefit trust was established and funded for the purpose of paying potential awards under this plan. Deferred payments made in the form of cash bonuses will be paid to qualifying employees over a three year period from 2004 to 2006.

Long Term Incentive Plan (“LTIP”). The LTIP is administered by an independent professional trustee. Under the LTIP, an award made by the trustee to an eligible participant may take one of the following two forms:

1.	The right to acquire a specified number of shares. The number of shares which may be acquired will be determined by the performance of the Aberdeen Group over the relevant measurement period; or

2.	The acquisition of shares by a participant at the time the award is made. The participant’s ownership of any shares is contingent upon the satisfaction of the Aberdeen Group’s performance targets.

In each case, the rules of the LTIP will ensure that the participant does not acquire ownership of the relevant shares until the end of the measurement period and then only to the extent that the performance targets have been satisfied.

Performance is reviewed on a formal basis once a year and this review influences individual staff members’ subsequent remuneration. The review process looks at all of the ways in which an individual has contributed to the organization, and specifically, in the case of investment managers, to the investment team. Discretionary bonuses are based on a combination of the team and the individual’s performance, as well as industry comparatives and the Aberdeen Group’s performance as a whole. The weighting of these factors varies and overall participation in team meetings, generation of original research ideas and contribution to presenting the team externally are also contributory factors. Discretionary bonuses generally range from 10% to 50% of a portfolio manager’s annual salary; equity incentives could provide a substantially greater part of compensation over the longer term (3 years or more).

(4)

(a)

Individual	Dollar Range of Equity Securities in the Registrant Beneficially owner by the Portfolio Manager
Derek Fulton	$0
Alton Gwee	$0
Kenneth Akintewe	$0
Alison Briggs	$0
Ky Van Tang	$0

(b)	Not applicable.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs [1]	(d) Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs [1]
November 1, 2005 through, November 30, 2005	0	0	0	26,507,364
December 1, 2005 through December 31, 2005	0	0	0	26,507,364
January 1, 2006 through January 31, 2006	0	0	0	26,507,364
February 1, 2006 through February 29, 2006	0	0	0	26,507,364
March 1, 2006 through March 31, 2006	0	0	0	26,507,364
April 1, 2006 through April 30, 2006	0	0	0	26,507,364
May 1, 2006 through May 31, 2006	0	0	0	26,507,364
June 1, 2006 through June 30, 2006	0	0	0	26,507,364
July 1, 2006 through July 31, 2006	0	0	0	26,507,364
August 1, 2006 through August 31, 2006	0	0	0	26,507,364
September 1, 2006 through September 30, 2006	0	0	0	26,507,364
October 1, 2006 through October 31, 2006	0	0	0	26,507,364
Total	0	0	0	—

[1]	The Fund’s stock repurchase program was announced on March 19, 2001, and allows the Fund to repurchase up to 10% of its outstanding common stock in the open market during any 12 month period if and when the discount to net asset value is at least 10%.

Item 10 – Submission of Matters to a Vote of Security Holders.

During the period ended October 31, 2006, there were no material changes to the policies by which shareholders may recommend nominees to the Fund’s Board.

Item 11 – Controls and Procedures.

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits.

(a)(1) Code of Ethics pursuant to Item 2(f) of this Form N-CSR.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

(a)(3) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: December 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: December 21, 2006

By:	/s/ Christian Pittard
Christian Pittard,
Treasurer of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: December 21, 2006

EXHIBIT LIST

12(a)(1) – Code of Ethics

A – Registrant’s Audit Committee Pre-Approval Policies and Procedures

B – Registrant’s Proxy Voting Policies

C – Investment Manager’s and Investment Adviser’s Proxy Voting Policies

12(a)(2) – Rule 30a-2(a) Certifications

12(b) – Rule 30a-2(b) Certifications